Annual Total Returns (Vanguard Growth and Income Fund - Admiral Shares Participant:) (Vanguard Growth and Income Fund, Vanguard Growth and Income Fund - Admiral Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Growth and Income Fund | Vanguard Growth and Income Fund - Admiral Shares
Annual Total Return
2013	32.74%
2012	17.05%
2011	2.54%
2010	14.71%
2009	22.60%
2008	(37.62%)
2007	2.73%
2006	14.24%
2005	6.01%
2004	11.28%